Item 1. Schedule of Investments:

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23T
Putnam Prime Money Market Fund
The fund's portfolio
6/30/05 (Unaudited)
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COMMERCIAL PAPER (60.0%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Commercial Paper - Domestic (39.1%)

Amstel Funding Corp.	3.333	9/26/05		$25,000,000	$24,800,927
Amstel Funding Corp.	3.226	8/22/05		48,000,000	47,778,133
Atlantic Asset Securitization Corp.	3.111	7/11/05		20,000,000	19,982,778
Bank of America Corp.	3.130	8/12/05		28,000,000	27,899,060
Barton Capital, LLC	3.112	7/01/05		25,051,000	25,051,000
CAFCO, LLC	3.266	8/26/05		30,000,000	29,848,800
CAFCO, LLC	3.096	7/08/05		20,000,000	19,988,022
CAFCO, LLC	3.095	7/07/05		20,000,000	19,989,733
CIESCO, LLC	3.087	7/06/05		17,000,000	16,992,751
Citibank Credit Card Issuance Trust (Dakota)	3.178	8/02/05		25,000,000	24,929,778
Citibank Credit Card Issuance Trust (Dakota)	3.167	7/27/05		31,000,000	30,929,475
Citibank Credit Card Issuance Trust (Dakota)	3.127	7/20/05		25,000,000	24,958,965
Citibank Credit Card Issuance Trust (Dakota)	3.125	7/13/05		20,000,000	19,979,267
Citibank Credit Card Issuance Trust (Dakota)	3.116	7/12/05		24,000,000	23,977,267
Citigroup Global Markets Holdings, Inc.	3.241	8/24/05		33,000,000	32,840,858
Citigroup Global Markets Holdings, Inc.	3.145	8/03/05		34,000,000	33,902,760
Citigroup Global Markets Holdings, Inc.	3.122	7/18/05		17,000,000	16,975,114
CRC Funding, LLC	3.159	7/26/05		33,000,000	32,928,042
CRC Funding, LLC	3.115	7/12/05		51,000,000	50,951,692
CRC Funding, LLC	3.094	7/08/05		30,000,000	29,982,033
Curzon Funding, LLC	3.107	7/05/05		22,000,000	21,992,447
General Electric Capital Corp.	3.034	7/05/05		20,000,000	19,993,311
General Electric Capital Services	3.126	7/20/05		24,000,000	23,960,607
Govco, Inc.	3.298	9/08/05		32,000,000	31,799,440
Govco, Inc.	3.216	8/18/05		30,000,000	29,872,400
Govco, Inc.	3.135	7/26/05		47,500,000	47,397,413
Jupiter Securitization Corp.	3.140	7/15/05		10,701,000	10,687,975
KLIO II Funding Corp.	3.296	9/02/05		20,000,000	19,885,550
Master Funding, LLC Ser. B	3.342	8/03/05		17,000,000	16,948,108
Master Funding, LLC Ser. B	3.211	7/19/05		25,000,000	24,960,000
Master Funding, LLC Ser. B	3.151	7/12/05		20,000,000	19,980,811
Morgan Stanley Dean Witter & Co.	3.083	7/11/05		30,000,000	29,974,500
Morgan Stanley Dean Witter & Co.	3.043	7/08/05		25,000,000	24,985,319
Morgan Stanley Dean Witter & Co.	2.994	8/15/05		6,337,000	6,313,632
NATC California, LLC (Chase Manhattan Bank (USA) (Letter of Credit (LOC)))	3.114	7/21/05		30,000,000	29,948,500
Park Granada, LLC	3.470	9/27/05		20,000,000	19,831,822
Park Granada, LLC	3.213	8/08/05		30,000,000	29,898,983
Park Granada, LLC	3.196	8/01/05		30,000,000	29,917,850
Park Granada, LLC	3.106	7/05/05		24,125,000	24,116,717
Wal-Mart Stores, Inc.	3.062	7/06/05		9,500,000	9,495,976
Windmill Funding Corp.	3.153	7/22/05		20,000,000	19,963,367

					1,046,611,183

Commercial Paper - Foreign (20.9%)

Abbey National North America, LLC (United Kingdom)	3.103	7/01/05		20,000,000	20,000,000
Atlantis One Funding Corp. (Netherlands)	3.263	9/19/05		10,168,000	10,095,468
Atlantis One Funding Corp. (Netherlands)	3.018	7/25/05		26,000,000	25,948,347
Banco Continental de Panama, S.A. (Calyon (LOC)) (France)	3.677	3/03/06		18,300,000	17,854,141
Banco Continental de Panama, S.A. (Calyon (LOC)) (France)	3.376	9/29/05		25,000,000	24,791,250
COFCO Capital Corp. (Rabobank Nederland (LOC)) (Netherlands)	3.093	7/07/05		25,600,000	25,586,859
Commonwealth Bank of Australia (Australia)	2.809	7/12/05		19,500,000	19,483,495
Credit Suisse First Boston (USA), Inc. (Switzerland)	3.079	7/05/05		28,000,000	27,990,449
Danske Corp. (Denmark)	3.502	12/12/05		21,500,000	21,163,071
Danske Corp. (Denmark)	3.011	8/22/05		21,000,000	20,910,062
Danske Corp. (Denmark)	2.953	8/08/05		30,000,000	29,907,850
Dexia Delaware, LLC (Belgium)	3.174	8/08/05		25,000,000	24,916,875
Dexia Delaware, LLC (Belgium)	3.149	7/29/05		10,100,000	10,075,412
Fortis Funding, LLC (Belgium)	3.077	8/25/05		15,000,000	14,930,563
Greenwich Capital Holdings, Inc. FRN (United Kingdom)	3.22	12/19/05		30,000,000	30,000,000
HBOS Treasury Services PLC (United Kingdom)	3.145	7/29/05		20,000,000	19,951,467
ING (US) Funding, LLC (Netherlands)	3.012	7/01/05		15,600,000	15,600,000
Spintab AB (Sweden)	3.258	9/22/05		23,000,000	22,830,046
Spintab AB (Sweden)	3.206	8/19/05		25,000,000	24,891,792
Spintab AB (Sweden)	3.162	7/28/05		19,500,000	19,454,078
Spintab AB (Sweden)	3.045	8/18/05		22,000,000	21,912,000
Svenska Handelsbanken, Inc. (Sweden)	3.077	7/05/05		20,000,000	19,993,200
Tulip Funding Corp. (Netherlands)	3.135	7/25/05		35,000,000	34,927,433
Tulip Funding Corp. (Netherlands)	3.084	7/13/05		30,000,000	29,969,400
Westpac Capital Corp. (Australia)	3.368	9/14/05		17,000,000	16,881,708
Westpac Trust Securities NZ, Ltd. (Australia)	3.432	9/26/05		10,000,000	9,917,833

					559,982,799

Total commercial paper (cost $1,606,593,982)					$1,606,593,982

CERTIFICATE OF DEPOSIT (16.7%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Certificate of Deposit - Domestic (3.2%)

Citibank, N.A. Ser. CD	3.24	8/25/05		$35,000,000	$35,000,000
Suntrust Bank FRN, Ser. CD	3.20	5/12/06		30,000,000	30,000,000
Suntrust Bank Ser. CD	3.33	10/12/05		20,000,000	20,000,390

					85,000,390

Certificate of Deposit - Foreign (13.5%)

Barclays Bank PLC FRN, Ser. YCD (United Kingdom)	3.056	6/01/06		34,700,000	34,696,825
Barclays Bank PLC Ser. ECD (United Kingdom)	3.175	8/09/05		20,000,000	19,999,880
Barclays Bank PLC Ser. ECD (United Kingdom)	3.10	7/21/05		27,000,000	27,000,149
Barclays Bank PLC Ser. ECD (United Kingdom)	3.08	7/14/05		35,000,000	35,000,109
BNP Paribas FRN, Ser. YCD (France)	3.178	6/19/06		17,000,000	16,996,172
Calyon Ser. YCD (France)	3.40	11/10/05		27,000,000	27,000,487
Deutsche Bank AG Ser. ECD (Germany)	3.25	8/24/05		23,500,000	23,500,350
Deutsche Bank AG Ser. ECD (Germany)	3.125	7/18/05		20,000,000	20,000,047
Fortis Bank N.Y. Ser. YCD (Belgium)	3.22	9/16/05		25,000,000	25,000,000
HBOS Treasury Services PLC Ser. ECD (United Kingdom)	3.16	8/19/05		20,000,000	19,998,468
Lloyds TSB Bank PLC FRN, Ser. YCD (United Kingdom)	3.23	9/30/05		40,000,000	39,975,800
Lloyds TSB Bank PLC Ser. ECD (United Kingdom)	3.08	7/06/05		18,000,000	18,000,000
Societe Generale Ser. ECD (France)	3.22	9/19/05		32,000,000	31,996,810
Societe Generale Ser. ECD (France)	3.055	9/20/05		22,000,000	21,992,611

					361,157,708

Total Certificate of Deposit (cost $446,158,098)					$446,158,098

CORPORATE BONDS AND NOTES (7.4%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Bank of America Corp. sr. notes FRN, Ser. MTN1	3.549	8/26/05		$15,100,000	$15,106,740
Bank of New York Co., Inc. (The) 144A sr. notes. FRN, Ser. XMTN	3.16	8/10/06		18,000,000	18,000,000
Citigroup, Inc. sr. notes FRN, Ser. MTN	3.48	3/29/06		20,000,000	20,006,799
Lehman Brothers Holdings FRN, Ser. MTNG	3.18	6/02/06		68,000,000	68,059,237
Merrill Lynch & Co., Inc. FRN, Ser. MTNC	3.471	3/17/06		25,000,000	25,015,833
Morgan Stanley Dean Witter & Co. sr. notes FRN	3.75	3/27/06		10,000,000	10,022,401
National City Bank FRN, Ser. BKNT	2.88	6/02/06		20,000,000	19,998,000
U.S. Bank N.A. FRN, Ser. BKNT	3.35	12/05/05		22,000,000	22,003,729

Total corporate bonds and notes (cost $198,212,739)					$198,212,739

PROMISSORY NOTES (4.5%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Goldman Sachs Group, Inc. (The) (acquired 4/1/05, cost $15,000,000) (RES)	3.35	9/30/05		$15,000,000	$15,000,000
Goldman Sachs Group, Inc. (The) (acquired 2/15/05, cost $20,000,000) (RES)	3.04	8/15/05		20,000,000	20,000,000
Goldman Sachs Group, Inc. (The) (acquired 2/4/05, cost $25,000,000) (RES)	2.98	8/04/05		25,000,000	25,000,000
Goldman Sachs Group, Inc. (The) FRN (acquired 3/15/05, cost $30,000,000) (RES)	3.23	9/12/05		30,000,000	30,000,000
Goldman Sachs Group, Inc. (The) FRN (acquired 6/2/05, cost $30,000,000) (RES)	3.15	11/22/05		30,000,000	30,000,000

Total Promissory notes (cost $120,000,000)					$120,000,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (2.7%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Fannie Mae FRN	3.22	9/06/05		$25,000,000	$24,980,522
Fannie Mae FRN	3.04	9/07/06		25,000,000	24,973,747
Federal Farm Credit Bank FRB	3.17	7/20/06		23,000,000	22,991,352

Total U.S. government agency obligations (cost $72,945,621)					$72,945,621

ASSET BACKED SECURITIES (1.1%)(a) (cost $28,912,105)
	Yield (%)	Maturity date		Principal amount	Value

TIAA Real Estate CDO, Ltd. 144A FRN, Ser. 03-1A, Class A1MM, (Cayman Islands)	3.35	9/28/05		$28,912,105	$28,912,105

SHORT-TERM INVESTMENTS (7.7%)(a) (cost $206,600,000)
				Principal amount	Value

Interest in $690,000,000 joint tri-party repurchase agreement dated June 30, 2005 with UBS Securities, LLC due July 1, 2005 with respect to various U.S. Government obligations -- maturity value of $206,619,799 for an effective yield of 3.45% (collateralized by Fannie Mae and Freddie Mac with yields ranging from 3.00% to 11.00% and due dates ranging from September 1, 2005 to July 1, 2035, valued at $703,802,422)				$206,600,000	$206,600,000

TOTAL INVESTMENTS
Total investments (cost $2,679,422,545) (b)					$2,679,422,545

	NOTES
(a)	Percentages indicated are based on net assets of $2,675,463,737.

(b)	The aggregate identified cost on a financial reporting and tax basis is the same.

(RES)	Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at June 30, 2005 was $120,000,000 or 4.5% of net assets.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

	The rates shown on Floating Rate Notes (FRN) and Floating Rate Bonds (FRB) are the current interest rates at June 30, 2005.

	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of issue at June 30, 2005: (as a percentage of Portfolio Value)

	Australia	1.7%
	Belgium	2.8
	Cayman Islands	1.1
	Denmark	2.7
	France	5.3
	Germany	1.6
	Netherlands	5.3
	Sweden	4.1
	Switzerland	1.0
	United Kingdom	9.9
	United States	64.5

	Total	100.0%

Security valuation The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940.  The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Repurchase agreements  The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be  an amount at least equal to the resale price, including accrued interest.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty.  Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC,  is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

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(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

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A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

--------------------------

Michael T. Healy

Principal Accounting Officer

Date: August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

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Charles E. Porter

Principal Executive Officer

Date: August 29, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

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Steven D. Krichmar

Principal Financial Officer

Date: August 29, 2005